Fair Value Measurements - Change In Fair Value Bond Portfolio (Details)	6 Months Ended
Jun. 30, 2017 USD ($)
Fair Value Disclosures [Abstract]
Bond Purchases	$ 1,621,000
Bond Proceeds	(57,000)
Balance at March 31, 2017	$ 13,046,616